CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: April 8, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Mauricio Agudelo no longer serves as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund (each, a “Fund”). Vishal Khanduja, CFA, Matthew Duch and Brian S, Ellis, CFA, remain on the portfolio management team for each Fund.
Effective immediately, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2010
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Matthew Duch	Vice President, Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management, delete all references to Mauricio Agudelo.

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